Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 123,378,034	$ 250,313,799	$ 284,489,282
Restricted cash	4,270,695	2,082,103	1,217,414
Accounts receivable, net	3,407,877	36,071,056
Contract assets, net	0	1,415,241
Customer deposits, net	3,860,127	783,995
Amounts due from related parties, net	2,475,800	3,913,385
Total current assets	143,503,303	320,875,132
TOTAL ASSETS	216,111,459	437,247,770
Accounts payable	653,700	1,631,401
Accrued payroll and welfare expenses	12,728,091	21,516,888
Income tax payable	25,202,771	60,951,790
Other tax payable	9,695,893	18,046,289
Amounts due to related parties	4,804,591	7,631,923
Advances from customers	43,100,136	82,787,409
Lease liabilities, current	5,037,796	5,581,648
Accrued marketing and advertising expenses	29,988,108	43,272,270
Other current liabilities	12,264,895	18,504,471
Total current liabilities	144,193,896	260,708,319
Deferred tax liabilities	3,517,837	6,042,540
Lease liabilities, non-current	15,439,595	19,437,887
Total liabilities	163,151,328	286,188,746
Total revenues	343,182,184	534,116,970	719,525,983
Cost of revenues	(30,603,426)	(55,800,726)	(73,762,283)
Net income (loss)	(89,690,677)	(149,924,023)	20,998,219
Net cash provided by/ (used in) operating activities	(107,975,725)	(39,888,803)	108,494,708
Net cash provided by/ (used in) investing activities	6,352	(318,308)	101,771
Net cash provided by/ (used in) financing activities	(51,972)	1,033,394	540,260
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	90,795,643	199,808,985
Restricted cash	4,270,695	1,953,803
Accounts receivable, net	2,627,814	34,485,667
Contract assets, net		1,415,241
Customer deposits, net	3,860,127	783,995
Amounts due from related parties, net	2,289,594	3,834,986
Other current assets, net	4,007,633	23,934,283
Total current assets	107,851,506	266,216,960
Total non-current assets	47,690,614	63,522,807
TOTAL ASSETS	155,542,120	329,739,767
Accounts payable	653,700	1,631,401
Accrued payroll and welfare expenses	10,717,186	19,962,938
Income tax payable	0	31,400,562
Other tax payable	8,684,712	16,992,077
Amounts due to related parties	668,153	2,693,624
Advances from customers	43,096,996	82,626,840
Lease liabilities, current	5,013,721	5,556,351
Accrued marketing and advertising expenses	29,533,704	42,180,152
Other current liabilities	10,317,192	16,383,879
Total current liabilities	108,685,364	219,427,824
Deferred tax liabilities	435,848	314,763
Lease liabilities, non-current	15,400,328	19,437,887
Total liabilities	124,521,540	239,180,474
Total revenues	343,170,910	533,619,355	718,861,490
Cost of revenues	(24,394,266)	(47,730,331)	(65,612,576)
Net income (loss)	(10,882,414)	(81,530,172)	14,278,316
Net cash provided by/ (used in) operating activities	(93,191,543)	(41,427,975)	100,460,964
Net cash provided by/ (used in) investing activities	(73,872)	$ 431,057	$ (1,068,664)
Consolidated VIEs without recourse | Asset Pledged as Collateral
Financial statement amounts and balances of the Group's VIEs
Assets of VIE's held as collateral or restricted to settle obligations	$ 0